CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 11,187,073	$ 12,258,218	$ 4,298,179
Accounts receivable- related party	119,210	0
Total current assets	11,306,283	12,258,218	4,298,179
PROPERTY AND EQUIPMENT, NET	1,037,392	328,504	128,671
OTHER ASSETS
Other assets	13,767	13,767	25,180
Intangible assets		0	101,114
Operating lease right of use asset	305,462	289,002	129,003
TOTAL ASSETS	12,662,904	12,889,491	4,682,147
CURRENT LIABILITIES:
Accounts payable - trade	411,865	419,093	493,497
Accrued expenses	265,859	893,137	401,178
Accrued expenses - related parties	2,273,286	421,599	591,600
Notes payable- PPP loans, current		431,803	0
Convertible notes payable, net	2,255,066	9,191,155	3,967,578
Simple Agreements for Future Equity		0	785,000
Current portion of operating lease right of use liability	157,166	112,371	108,779
Total current liabilities	5,363,242	11,037,355	6,347,632
NON-CURRENT LIABILITIES:
Notes payable- PPP loans	431,803	431,803	226,170
Operating lease right of use liability, net of current portion	138,632	178,170	23,256
Total non-current liabilities	570,435	609,973	249,426
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock - $0.001 par value, 5,000,000 shares authorized, 0 shares issued and outstanding at 9/30/2021 and 9/30/2020 respectively		0	0
Common stock - $0.001 par value, 200,000,000 shares authorized, 43,737,772 and 35,166,551 shares issued and outstanding at 3/31/2022 and 9/30/2021, respectively	43,739	35,168	24,807
Additional paid in capital	99,506,534	82,530,684	54,023,758
Accumulated deficit	(92,823,851)	(81,326,494)	(55,966,281)
Total stockholders' equity	6,729,227	1,242,163	(1,914,911)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	12,662,904	12,889,491	4,682,147
Series C Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock - $0.001 par value, 5,000,000 shares authorized, 0 shares issued and outstanding at 9/30/2021 and 9/30/2020 respectively		1,790	1,790
Series D Convertible Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock - $0.001 par value, 5,000,000 shares authorized, 0 shares issued and outstanding at 9/30/2021 and 9/30/2020 respectively		1,015	$ 1,015
Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock - $0.001 par value, 5,000,000 shares authorized, 0 shares issued and outstanding at 9/30/2021 and 9/30/2020 respectively	1,790	1,790
Series D Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock - $0.001 par value, 5,000,000 shares authorized, 0 shares issued and outstanding at 9/30/2021 and 9/30/2020 respectively	$ 1,015	$ 1,015